Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cost of sales [Line Items]
OEFA and OSINERGMIN contributions	$ 18,552	$ 19,946	$ 18,839
Cost of sales	949,248	795,318	732,597
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Materials and supplies	884,378	917,531	982,616
Property plant and equipment depreciation	637,494	571,852	530,199
Labor	430,018	501,678	381,761
Third parties services	266,177	239,547	279,923
Energy	221,984	209,925	249,039
Other costs	34,389	36,910	48,475
Change in work in process inventory	28,209	49,764	13,538
Depreciation for right-of-use assets	14,202	11,152	11,117
Variable lease payments, low-value and short-term leases	13,472	19,775	17,741
Supplementary Retirement Fund contribution	9,308	7,861	7,467
OEFA and OSINERGMIN contributions	8,550	8,208	8,015
Change in finished goods inventory	7,928	2,110	14,165
Management Fees	2,891	3,227	3,098
Intangible amortization	2,342	2,342	2,342
Loss on materials obsolescence, net	959	6,897	12,496
WIP stockpile write-offs			1,527
Cost of sales	$ 2,562,301	$ 2,588,779	$ 2,563,519